UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22049

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio

October 31, 2018

Portfolio of Investments

Foreign Government Bonds — 10.8%
Security		Principal Amount (000’s omitted)	Value

Dominican Republic — 4.8%
Dominican Republic, 15.00%, 4/5/19(1)	DOP	216,000	$4,539,319
Total Dominican Republic			$4,539,319

Iceland — 4.4%
Republic of Iceland, 6.25%, 2/5/20	ISK	506,918	$4,205,732
Total Iceland			$4,205,732

Serbia — 1.6%
Serbia Treasury Bond, 10.00%, 2/6/19	RSD	159,000	$1,552,432
Total Serbia			$1,552,432

Total Foreign Government Bonds (identified cost $11,012,340)			$10,297,483

Collateralized Mortgage Obligations — 0.4%
Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$88,340	$94,118
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39		313,814	331,234

Total Collateralized Mortgage Obligations (identified cost $413,138)			$425,352

Mortgage Pass-Throughs — 1.7%
Security		Principal Amount	Value
Federal National Mortgage Association:
2.184%, (COF + 1.25%), with maturity at 2035(3)		$529,399	$534,067
3.882%, (COF + 1.77%), with maturity at 2035(3)		379,217	400,238
7.00%, with maturity at 2033		245,900	270,783
7.50%, with maturity at 2035		149,440	167,950
8.50%, with maturity at 2032		131,834	152,380
			$1,525,418
Government National Mortgage Association:
9.00%, with various maturities to 2024		$81,305	$85,417
			$85,417

Total Mortgage Pass-Throughs (identified cost $1,566,710)			$1,610,835

Short-Term Investments — 96.8%

Foreign Government Securities — 15.0%
Security		Principal Amount (000’s omitted)	Value

Egypt — 6.6%
Egypt Treasury Bill, 0.00%, 1/1/19	EGP	11,275	$614,345
Egypt Treasury Bill, 0.00%, 1/8/19	EGP	5,650	306,670
Egypt Treasury Bill, 0.00%, 1/29/19	EGP	27,025	1,447,566
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	9,850	502,334
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	20,450	997,976
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	22,400	1,085,950
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	27,525	1,339,870
Total Egypt			$6,294,711

Georgia — 1.4%
Georgia Treasury Bill, 0.00%, 2/7/19	GEL	3,736	$1,353,868
Total Georgia			$1,353,868

Kazakhstan — 1.3%
National Bank of Kazakhstan Note, 0.00%, 3/15/19	KZT	366,468	$959,391
National Bank of Kazakhstan Note, 0.00%, 4/5/19	KZT	113,430	295,482
Total Kazakhstan			$1,254,873

Nigeria — 0.6%
Nigeria OMO Bill, 0.00%, 11/8/18	NGN	87,244	$239,670
Nigeria OMO Bill, 0.00%, 11/8/18	NGN	11,993	32,970
Nigeria OMO Bill, 0.00%, 12/13/18	NGN	86,160	234,228
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	9,385	25,854
Nigeria Treasury Bill, 0.00%, 11/15/18	NGN	3,485	9,550
Nigeria Treasury Bill, 0.00%, 1/3/19	NGN	19,031	51,286
Total Nigeria			$593,558

Sri Lanka — 2.0%
Sri Lanka Treasury Bill, 0.00%, 4/12/19	LKR	343,000	$1,873,712
Total Sri Lanka			$1,873,712

Uruguay — 3.1%
Uruguay Treasury Bill, 0.00%, 11/9/18	UYU	15,930	$484,429
Uruguay Treasury Bill, 0.00%, 11/16/18	UYU	11,085	336,553
Uruguay Treasury Bill, 0.00%, 1/11/19	UYU	35,935	1,075,805
Uruguay Treasury Bill, 0.00%, 1/25/19	UYU	33,605	1,002,262
Total Uruguay			$2,899,049

Total Foreign Government Securities (identified cost $14,925,745)			$14,269,771

18	See Notes to Financial Statements.

International Income Portfolio

October 31, 2018

Portfolio of Investments — continued

U.S. Treasury Obligations — 67.6%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 11/1/18	$15,000	$15,000,000
U.S. Treasury Bill, 0.00%, 11/8/18	2,600	2,598,966
U.S. Treasury Bill, 0.00%, 11/15/18	2,600	2,597,867
U.S. Treasury Bill, 0.00%, 11/29/18	13,000	12,978,135
U.S. Treasury Bill, 0.00%, 12/6/18	2,600	2,594,606
U.S. Treasury Bill, 0.00%, 12/13/18(4)	11,000	10,972,489
U.S. Treasury Bill, 0.00%, 12/20/18	2,600	2,592,356
U.S. Treasury Bill, 0.00%, 1/10/19	15,000	14,935,177

Total U.S. Treasury Obligations (identified cost $64,270,753)		$64,269,596

Other — 14.2%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(5)	13,546,470	$13,545,115

Total Other (identified cost $13,546,434)		$13,545,115

Total Short-Term Investments (identified cost $92,742,932)		$92,084,482

Total Investments — 109.7% (identified cost $105,735,120)		$104,418,152

Other Assets, Less Liabilities — (9.7)%		$(9,255,332)

Net Assets — 100.0%		$95,162,820

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities is $4,539,319 or 4.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(3)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2018.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	2,962,104	USD	3,365,987	Standard Chartered Bank	11/1/18	$—	$(10,959)
EUR	2,962,104	USD	3,371,467	Standard Chartered Bank	11/1/18	—	(16,439)
USD	3,592,484	EUR	2,962,104	Standard Chartered Bank	11/1/18	237,456	—
USD	3,365,987	EUR	2,962,104	Standard Chartered Bank	11/1/18	10,959	—
EUR	1,788,135	SEK	18,600,000	Citibank, N.A	11/2/18	—	(7,200)
SEK	18,600,000	EUR	1,812,435	Deutsche Bank AG	11/2/18	—	(20,324)
ARS	107,498,000	USD	2,686,107	Goldman Sachs International	11/5/18	297,008	—
BRL	7,876,295	USD	1,971,884	Standard Chartered Bank	11/5/18	144,547	—
BRL	7,876,295	USD	2,118,593	Standard Chartered Bank	11/5/18	—	(2,163)
CZK	65,000,000	EUR	2,521,641	Bank of America, N.A.	11/5/18	—	(18,342)
PEN	5,913,000	USD	1,800,000	Credit Agricole Corporate and Investment Bank	11/5/18	—	(46,181)

19	See Notes to Financial Statements.

International Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

PEN	16,433,000	USD	4,890,046	Standard Chartered Bank	11/5/18	$—	$(15,955)
PEN	10,520,000	USD	3,204,874	The Bank of Nova Scotia	11/5/18	—	(84,601)
PHP	34,155,000	USD	639,583	BNP Paribas	11/5/18	—	(1,231)
PHP	42,000,000	USD	785,561	Citibank, N.A.	11/5/18	—	(587)
PHP	130,855,000	USD	2,443,969	Deutsche Bank AG	11/5/18	1,690	—
PHP	54,700,000	USD	1,022,856	UBS AG	11/5/18	—	(522)
USD	2,967,099	ARS	107,498,000	Goldman Sachs International	11/5/18	—	(16,016)
USD	2,124,709	BRL	7,876,295	Standard Chartered Bank	11/5/18	8,278	—
USD	2,118,593	BRL	7,876,295	Standard Chartered Bank	11/5/18	2,163	—
USD	1,759,560	PEN	5,913,000	Credit Agricole Corporate and Investment Bank	11/5/18	5,741	—
USD	4,905,373	PEN	16,433,000	Standard Chartered Bank	11/5/18	31,281	—
USD	3,130,487	PEN	10,520,000	The Bank of Nova Scotia	11/5/18	10,214	—
USD	637,910	PHP	34,155,000	BNP Paribas	11/5/18	—	(441)
USD	784,431	PHP	42,000,000	Citibank, N.A.	11/5/18	—	(542)
USD	2,442,236	PHP	130,855,000	Deutsche Bank AG	11/5/18	—	(3,423)
USD	1,021,628	PHP	54,700,000	UBS AG	11/5/18	—	(707)
JPY	118,130,422	USD	1,063,711	Standard Chartered Bank	11/8/18	—	(16,347)
THB	67,308,000	USD	2,025,214	UBS AG	11/9/18	5,438	—
MAD	15,810,000	USD	1,589,744	BNP Paribas	11/13/18	59,267	—
MAD	6,330,000	USD	638,427	BNP Paribas	11/13/18	21,803	—
THB	99,122,000	USD	3,005,974	Citibank, N.A.	11/13/18	—	(15,215)
RSD	644,972,013	EUR	5,438,671	Deutsche Bank AG	11/16/18	8,261	—
IDR	71,943,000,000	USD	4,695,405	Citibank, N.A.	11/19/18	22,528	—
UGX	966,940,000	USD	253,590	Standard Chartered Bank	11/19/18	3,101	—
ARS	2,101,000	USD	55,700	Goldman Sachs International	11/20/18	1,528	—
AUD	259,894	USD	189,007	Standard Chartered Bank	11/20/18	—	(4,928)
UGX	967,448,000	USD	253,591	Standard Chartered Bank	11/26/18	2,881	—
MXN	5,430,000	USD	277,670	Goldman Sachs International	11/29/18	—	(11,420)
NZD	430,000	USD	281,881	HSBC Bank USA, N.A.	11/29/18	—	(1,212)
TRY	1,750,000	USD	296,522	HSBC Bank USA, N.A.	11/29/18	11,348	—
USD	1,637,118	EUR	1,372,212	Standard Chartered Bank	11/29/18	79,643	—
ZAR	4,120,000	USD	285,837	Bank of America, N.A.	11/29/18	—	(7,479)
BRL	1,180,000	USD	316,244	Standard Chartered Bank	11/30/18	31	—
PEN	16,433,000	USD	4,899,523	Standard Chartered Bank	11/30/18	—	(30,240)
RUB	19,570,000	USD	298,119	BNP Paribas	11/30/18	—	(2,108)
ARS	107,498,000	USD	2,863,559	Goldman Sachs International	12/3/18	18,425	—
BRL	7,876,295	USD	2,118,821	Standard Chartered Bank	12/4/18	—	(8,519)
NOK	17,368,000	EUR	1,836,337	State Street Bank and Trust Company	12/4/18	—	(22,113)
NOK	4,632,000	EUR	489,677	The Toronto-Dominion Bank	12/4/18	—	(5,819)
PHP	130,855,000	USD	2,437,005	Deutsche Bank AG	12/5/18	12,087	—
COP	418,797,000	USD	134,542	Citibank, N.A.	12/6/18	—	(4,662)
USD	1,569,972	EUR	1,312,000	Standard Chartered Bank	12/6/18	79,870	—
COP	5,728,913,000	USD	1,838,164	Credit Agricole Corporate and Investment Bank	12/7/18	—	(61,537)

20	See Notes to Financial Statements.

International Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	103,000	USD	73,332	Australia and New Zealand Banking Group Limited	12/10/18	$—	$(363)
AUD	287,742	USD	206,880	Australia and New Zealand Banking Group Limited	12/10/18	—	(3,032)
AUD	1,980,000	USD	1,410,613	Australia and New Zealand Banking Group Limited	12/12/18	—	(7,872)
AUD	1,985,000	USD	1,407,871	HSBC Bank USA, N.A.	12/13/18	—	(1,571)
AUD	1,976,364	USD	1,402,892	HSBC Bank USA, N.A.	12/13/18	—	(2,711)
MAD	951,000	USD	95,578	Societe Generale	12/13/18	3,124	—
MAD	948,000	USD	95,613	Societe Generale	12/13/18	2,778	—
MAD	1,220,000	USD	123,046	Societe Generale	12/14/18	3,555	—
COP	3,752,456,000	USD	1,235,905	UBS AG	12/21/18	—	(72,778)
COP	4,084,305,000	USD	1,347,422	UBS AG	12/21/18	—	(81,433)
USD	960,642	EUR	820,290	Standard Chartered Bank	1/17/19	24,920	—
USD	531,548	EUR	448,310	Standard Chartered Bank	1/17/19	20,151	—
USD	112,693	EUR	95,046	Standard Chartered Bank	1/17/19	4,272	—
UGX	1,047,780,000	USD	271,446	Citibank, N.A.	1/18/19	3,400	—
CHF	2,150,000	EUR	1,883,157	State Street Bank and Trust Company	1/22/19	3,788	—
ILS	18,940,000	USD	5,228,891	State Street Bank and Trust Company	1/22/19	—	(104,543)
MAD	960,000	USD	100,000	BNP Paribas	1/22/19	—	(997)
MAD	878,000	USD	92,082	BNP Paribas	1/22/19	—	(1,535)
NOK	16,363,000	EUR	1,722,050	Bank of America, N.A.	1/22/19	—	(16,640)
USD	123,476	KZT	45,680,000	Citibank, N.A.	1/22/19	2,154	—
UGX	2,087,369,000	USD	542,893	Citibank, N.A.	1/23/19	4,095	—
JPY	111,869,578	USD	999,273	Standard Chartered Bank	1/24/19	—	(559)
KZT	304,120,000	USD	803,381	Deutsche Bank AG	1/28/19	3,605	—
USD	26,891	KZT	9,210,000	Deutsche Bank AG	1/28/19	2,452	—
USD	21,518	KZT	7,370,000	Deutsche Bank AG	1/28/19	1,962	—
COP	715,529,000	USD	226,251	Goldman Sachs International	1/29/19	—	(4,733)
USD	481,026	EUR	420,000	Standard Chartered Bank	1/29/19	1,428	—
USD	65,995	EUR	57,622	Standard Chartered Bank	1/29/19	196	—
USD	3,399,903	EUR	2,962,104	Standard Chartered Bank	1/31/19	16,894	—
USD	531,954	EUR	450,000	Standard Chartered Bank	2/1/19	17,966	—
SEK	18,600,000	EUR	1,788,881	Citibank, N.A.	2/4/19	7,227	—
KES	220,000,000	USD	2,126,631	Standard Chartered Bank	2/7/19	—	(166)
UGX	982,637,000	USD	253,061	Standard Chartered Bank	2/14/19	3,312	—
UGX	992,807,000	USD	253,591	Standard Chartered Bank	2/15/19	5,385	—
EUR	358,000	USD	419,708	Goldman Sachs International	2/21/19	—	(10,078)
UGX	994,582,000	USD	253,591	Standard Chartered Bank	2/28/19	5,193	—
USD	1,881,135	EUR	1,618,000	JPMorgan Chase Bank, N.A.	3/21/19	25,166	—
UGX	1,065,780,000	USD	271,446	Citibank, N.A.	4/25/19	2,879	—
UGX	970,600,000	USD	247,287	Standard Chartered Bank	4/30/19	2,300	—
UGX	1,079,000,000	USD	271,447	Citibank, N.A.	6/26/19	2,604	—

						$1,246,354	$(746,243)

21	See Notes to Financial Statements.

International Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	12/31/18	$(1,236,211)	$8,508
U.S. 10-Year Treasury Note	4	Short	12/19/18	(473,750)	6,112

					$14,620

Abbreviations:

COF	–	Cost of Funds 11th District

Currency Abbreviations:

ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CHF	–	Swiss Franc
COP	–	Colombian Peso
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GEL	–	Georgian Lari
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham
MXN	–	Mexican Peso
NGN	–	Nigerian Naira
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SEK	–	Swedish Krona
THB	–	Thai Baht
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand

22	See Notes to Financial Statements.

International Income Portfolio

October 31, 2018

Statement of Assets and Liabilities

Assets	October 31, 2018
Unaffiliated investments, at value (identified cost, $92,188,686)	$90,873,037
Affiliated investment, at value (identified cost, $13,546,434)	13,545,115
Cash	4,030,533
Deposits for derivatives collateral:
Financial futures contracts	17,515
Forward foreign currency exchange contracts	283,074
Foreign currency, at value (identified cost, $936,959)	905,416
Interest receivable	360,561
Dividends receivable from affiliated investment	19,316
Receivable for investments sold	46,275
Receivable for variation margin on open financial futures contracts	3,831
Receivable for open forward foreign currency exchange contracts	1,246,354
Tax reclaims receivable	452
Receivable from affiliate	16,782
Total assets	$111,348,261

Liabilities
Cash collateral due to broker	$283,074
Payable for investments purchased	14,935,432
Payable for open forward foreign currency exchange contracts	746,243
Payable to affiliates:
Investment adviser fee	50,878
Trustees’ fees	419
Accrued expenses	169,395
Total liabilities	$16,185,441
Net Assets applicable to investors’ interest in Portfolio	$95,162,820

23	See Notes to Financial Statements.

International Income Portfolio

October 31, 2018

Statement of Operations

Investment Income	Year Ended October 31, 2018
Interest (net of foreign taxes, $184,356)	$4,547,320
Dividends from affiliated investment	224,265
Total investment income	$4,771,585

Expenses
Investment adviser fee	$646,567
Trustees’ fees and expenses	4,785
Custodian fee	186,652
Legal and accounting services	76,566
Interest expense	5,301
Miscellaneous	22,366
Total expenses	$942,237
Deduct —
Allocation of expenses to affiliate	$109,330
Total expense reductions	$109,330

Net expenses	$832,907

Net investment income	$3,938,678

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(2,587,316)
Investment transactions — affiliated investment	621
Financial futures contracts	68,649
Foreign currency transactions	(90,677)
Forward foreign currency exchange contracts	(2,823,588)
Net realized loss	$(5,432,311)
Change in unrealized appreciation (depreciation) —
Investments	$(892,600)
Investments — affiliated investment	(1,292)
Written options	(52,178)
Financial futures contracts	(6,468)
Foreign currency	(76,088)
Forward foreign currency exchange contracts	208,281
Net change in unrealized appreciation (depreciation)	$(820,345)

Net realized and unrealized loss	$(6,252,656)

Net decrease in net assets from operations	$(2,313,978)

24	See Notes to Financial Statements.

International Income Portfolio

October 31, 2018

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$3,938,678	$3,449,047
Net realized gain (loss)	(5,432,311)	2,685,306
Net change in unrealized appreciation (depreciation)	(820,345)	3,509,477
Net increase (decrease) in net assets from operations	$(2,313,978)	$9,643,830
Capital transactions —
Contributions	$15,327,947	$10,334,842
Withdrawals	(20,762,786)	(55,782,953)
Net decrease in net assets from capital transactions	$(5,434,839)	$(45,448,111)

Net decrease in net assets	$(7,748,817)	$(35,804,281)

Net Assets
At beginning of year	$102,911,637	$138,715,918
At end of year	$95,162,820	$102,911,637

25	See Notes to Financial Statements.

International Income Portfolio

October 31, 2018

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2018		2017		2016		2015		2014
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.81	%(2)(3)	0.80	%(2)	0.81	%(2)(3)	0.81	%(2)(3)	0.83%
Net investment income	3.81%		3.02%		3.17%		3.56%		3.49%
Portfolio Turnover	23%		29%		38%		23%		42%

Total Return	(2.28	)%(2)	9.09	%(2)	3.25	%(2)	(5.84	)%(2)	0.90%

Net assets, end of year (000’s omitted)	$95,163		$102,912		$138,716		$237,251		$607,664

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.11%, 0.13%, 0.08% and 0.04% of average daily net assets for the years ended October 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(3)	Includes interest expense of 0.01% for each of the years ended October 31, 2018, 2016 and 2015.

26	See Notes to Financial Statements.

International Income Portfolio

October 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2018, Eaton Vance Diversified Currency Income Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

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International Income Portfolio

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Notes to Financial Statements — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a

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International Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1 billion, 0.600% from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the year ended October 31, 2018, the Portfolio’s investment adviser fee amounted to $646,567 or 0.625% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $109,330 of the Portfolio’s operating expenses for the year ended October 31, 2018. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended October 31, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$4,367,365	$11,215,373
U.S. Government and Agency Securities	—	1,066,133

	$4,367,365	$12,281,506

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$104,622,714

Gross unrealized appreciation	$42,132
Gross unrealized depreciation	(246,694)

Net unrealized depreciation	$(204,562)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2018 is included in the Portfolio of Investments. At October 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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International Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $746,243. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $130,672 at October 31, 2018.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at October 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2018.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2018 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate		Total

Not applicable	$—	$14,620	*	$14,620
Receivable for open forward foreign currency exchange contracts	1,246,354	—		1,246,354

Total Asset Derivatives	$1,246,354	$14,620		$1,260,974

Derivatives not subject to master netting or similar agreements	$—	$14,620		$14,620

Total Asset Derivatives subject to master netting or similar agreements	$1,246,354	$—		$1,246,354

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International Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

	Foreign Exchange	Interest Rate	Total

Payable for open forward foreign currency exchange contracts	$(746,243)	$—	$(746,243)

Total Liability Derivatives	$(746,243)	$—	$(746,243)

Total Liability Derivatives subject to master netting or similar agreements	$(746,243)	$—	$(746,243)

*

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

BNP Paribas	$81,070	$(6,312)	$(74,758)	$—	$—
Citibank, N.A.	44,887	(28,206)	—	—	16,681
Credit Agricole Corporate and Investment Bank	5,741	(5,741)	—	—	—
Deutsche Bank AG	30,057	(23,747)	—	—	6,310
Goldman Sachs International	316,961	(42,247)	(180,000)	—	94,714
HSBC Bank USA, N.A.	11,348	(5,494)	—	—	5,854
JPMorgan Chase Bank, N.A.	25,166	—	—	(20,047)	5,119
Societe Generale	9,457	—	—	—	9,457
Standard Chartered Bank	702,227	(106,275)	(281,244)	(263,027)	51,681
State Street Bank and Trust Company	3,788	(3,788)	—	—	—
The Bank of Nova Scotia	10,214	(10,214)	—	—	—
UBS AG	5,438	(5,438)	—	—	—

	$1,246,354	$(237,462)	$(536,002)	$(283,074)	$189,816

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(11,267)	$—	$—	$—	$(11,267)
Bank of America, N.A.	(42,461)	—	—	—	(42,461)
BNP Paribas	(6,312)	6,312	—	—	—
Citibank, N.A.	(28,206)	28,206	—	—	—
Credit Agricole Corporate and Investment Bank	(107,718)	5,741	—	—	(101,977)
Deutsche Bank AG	(23,747)	23,747	—	—	—
Goldman Sachs International	(42,247)	42,247	—	—	—
HSBC Bank USA, N.A.	(5,494)	5,494	—	—	—
Standard Chartered Bank	(106,275)	106,275	—	—	—
State Street Bank and Trust Company	(126,656)	3,788	—	—	(122,868)
The Bank of Nova Scotia	(84,601)	10,214	—	—	(74,387)

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International Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

The Toronto-Dominion Bank	$(5,819)	$—	$—	$—	$(5,819)
UBS AG	(155,440)	5,438	130,672	—	(19,330)

	$(746,243)	$237,462	$130,672	$—	$(378,109)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2018 was as follows:

Statement of Operations Caption	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$68,649
Forward foreign currency exchange contracts	(2,823,588)	—

Total	$(2,823,588)	$68,649

Change in unrealized appreciation (depreciation) —
Investments	$25,628	$—
Written options	(52,178)	—
Financial futures contracts	—	(6,468)
Forward foreign currency exchange contracts	208,281	—

Total	$181,731	$(6,468)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*

$1,748,000	$110,789,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the year ended October 31, 2018, which are indicative of the volume of these derivative types, were approximately $308,000 and $308,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the

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International Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2018.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$10,297,483	$—	$10,297,483
Collateralized Mortgage Obligations	—	425,352	—	425,352
Mortgage Pass-Throughs	—	1,610,835	—	1,610,835
Short-Term Investments —
Foreign Government Securities	—	14,269,771	—	14,269,771
U.S. Treasury Obligations	—	64,269,596	—	64,269,596
Other	—	13,545,115	—	13,545,115

Total Investments	$—	$104,418,152	$—	$104,418,152

Forward Foreign Currency Exchange Contracts	$—	$1,246,354	$—	$1,246,354
Futures Contracts	14,620	—	—	14,620

Total	$14,620	$105,664,506	$—	$105,679,126

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(746,243)	$—	$(746,243)

Total	$—	$(746,243)	$—	$(746,243)

33

International Income Portfolio

October 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of International Income Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of International Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 20, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

34

Eaton Vance Diversified Currency Income Fund

International Income Portfolio

October 31, 2018

Special Meeting of Shareholders (Unaudited)

Eaton Vance Diversified Currency Income Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Mark R. Fetting	63,904,959	277,137
Keith Quinton	63,938,796	243,300
Marcus L. Smith	63,881,853	300,242
Susan J. Sutherland	63,908,049	274,047
Scott E. Wennerholm	63,904,469	277,626

Results	are rounded to the nearest whole number.

Each nominee was also elected a Trustee of International Income Portfolio.

International Income Portfolio

The Portfolio held a Special Meeting of Interestholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund’s interest in the Portfolio were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Mark R. Fetting	99%	1%
Keith Quinton	99%	1%
Marcus L. Smith	99%	1%
Susan J. Sutherland	99%	1%
Scott E. Wennerholm	99%	1%

Results	are rounded to the nearest whole number.

35

Eaton Vance

Diversified Currency Income Fund

October 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and International Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

36

Eaton Vance

Diversified Currency Income Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

37

Eaton Vance

Diversified Currency Income Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Diversified Currency Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3042    10.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/17	10/31/18
Audit Fees	$58,848	$58,697
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$18,859	$19,422
All Other Fees(3)	$0	$0

Total	$77,707	$78,119

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/17	10/31/18
Registrant	$18,859	$19,422
Eaton Vance(1)	$148,018	$126,485

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018